Leases - Summary of Movements in Leased Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	€ 25,380
Depreciation charge for the year	6,202	€ 5,956	€ 4,861
Right of Use assets, Ending balance	22,690	25,380
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	35,992	31,193
Additions	3,111	5,710
Disposals	(1,655)
Exchange rate differences	960	(911)
Right of Use assets, Ending balance	38,408	35,992	31,193
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	10,612	4,854
Depreciation charge for the year	6,202	5,956
Disposals	(1,337)
Exchange rate differences	241	(198)
Right of Use assets, Ending balance	15,718	10,612	4,854
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	13,408
Right of Use assets, Ending balance	12,927	13,408
Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	17,969	16,239
Additions	1,549	2,602
Disposals	(1,437)
Exchange rate differences	885	(872)
Right of Use assets, Ending balance	18,966	17,969	16,239
Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	4,561	2,234
Depreciation charge for the year	2,579	2,523
Disposals	(1,308)
Exchange rate differences	207	(196)
Right of Use assets, Ending balance	6,039	4,561	2,234
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	6,309
Right of Use assets, Ending balance	4,890	6,309
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	8,691	6,930
Additions	278	1,761
Disposals	(199)
Exchange rate differences	25
Right of Use assets, Ending balance	8,795	8,691	6,930
Plant and Machinery | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	2,382	852
Depreciation charge for the year	1,546	1,515
Disposals	(26)
Exchange rate differences	3	15
Right of Use assets, Ending balance	3,905	2,382	852
Industrial Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	199
Right of Use assets, Ending balance	143	199
Industrial Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	330	330
Additions	16
Right of Use assets, Ending balance	346	330	330
Industrial Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	131	65
Depreciation charge for the year	71	66
Right of Use assets, Ending balance	202	131	65
Other Tangible Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	5,464
Right of Use assets, Ending balance	4,729	5,464
Other Tangible Assets | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	9,002	7,694
Additions	1,268	1,347
Disposals	(19)
Exchange rate differences	50	(39)
Right of Use assets, Ending balance	10,301	9,002	7,694
Other Tangible Assets | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	3,538	1,703
Depreciation charge for the year	2,006	1,852
Disposals	(3)
Exchange rate differences	31	(17)
Right of Use assets, Ending balance	€ 5,572	€ 3,538	€ 1,703